Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) (Parenthetical) - JPY (¥) ¥ in Millions		3 Months Ended				9 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2021		Dec. 31, 2020		Mar. 31, 2021
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowances for credit loss gross up value		¥ 117		¥ 1,296		¥ 1,869		¥ 1,636
Total charge-offs		3,020	[1]	9,730	[1]	10,922	[2]	23,988	[2]
Equity In Net Income Of Affiliates [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision (reversal) for credit losses of loans to affiliates		889		(255)		1,526		6
Investments In Affiliates [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses on loans to affiliates		2,655				2,655				¥ 1,050
Purchased Loan Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	[3]	139	[1]	1,297	[1]	1,950	[2]	1,724	[2]
Purchased Loan Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs		¥ 117		¥ 1,296		¥ 1,869		1,636
Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowances for credit loss gross up value								176,714
Allowances for credit loans with purchased credit deterioration amortised								¥ 176,714

[1]	Included in Charge-off in write-offs of purchased loans were ¥1,296 million and ¥117 million during the three months ended December 31, 2020 and 2021, respectively.
[2]	Included in Charge-off in write-offs of purchased loans were ¥1,636 million and ¥1,869 million during the nine months ended December 31, 2020 and 2021, respectively.
[3]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of Credit Losses Standard, allowance of ¥176,714 million was recorded as credit loss gross-up treatment for purchased loans on April 1, 2020, and the same amount has been charged-off.